Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 025	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	44-0324630
Plan number	025
Interest Rate	1.00%
Participant loan, current value	$ 8,023,643
Total investments	482,667,145
Deemed loan distributions	$ 22,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Allspring Enhanced Stock Market CIT N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,866,979
Investment, Identifier [Axis]: Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,125,209
Investment, Identifier [Axis]: Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,183,691
Investment, Identifier [Axis]: Dodge & Cox Stock X Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,669,927
Investment, Identifier [Axis]: Galliard Stable Return PN Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,651,018
Investment, Identifier [Axis]: Vanguard FTSE All World ex US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,329,207
Investment, Identifier [Axis]: Vanguard Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	52,872,676
Investment, Identifier [Axis]: Vanguard S&P Mid Cap 400 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,009,626
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,833,716
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,426,456
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,735,686
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,633,871
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,527,245
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,306,235
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,927,193
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,030,717
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,134,924
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,476,939
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,552,722
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	482,182
Investment, Identifier [Axis]: Vanguard Target Retirement Inc Trust II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,867,283